Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Sound Enhanced Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Enhanced Fixed Income ETF
Class Name	Sound Enhanced Fixed Income ETF
Trading Symbol	FXED
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Sound Enhanced Fixed Income ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.soundetfs.com. You can also request this information by contacting us at (833) 916-9056 or by sending an email request to connect@soundincomestrategies.com.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Enhanced Fixed Income ETF	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Material Change Description [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Net Assets	$ 36,859
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$36,859
Number of Holdings	52
Portfolio Turnover	4%

Holdings [Text Block]

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
Hercules Capital, Inc.	3.68
Ares Capital Corp.	3.45
Golub Capital BDC, Inc.	3.19
iShares 0-5 Year High Yield Corporate Bond ETF	2.97
AllianceBernstein Global High Income Fund, Inc.	2.91
PennantPark Floating Rate Capital Ltd.	2.91
Sixth Street Specialty Lending, Inc.	2.83
iShares J.P. Morgan EM High Yield Bond ETF	2.59
Murphy Oil Corp., 5.88%, 12/01/2027	2.37
JPMorgan Chase & Co., Series EE, 6.00%, Perpetual	2.35

Sound Equity Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Equity Dividend Income ETF
Class Name	Sound Equity Dividend Income ETF
Trading Symbol	DIVY
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Sound Equity Dividend Income ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.soundetfs.com. You can also request this information by contacting us at (833) 916-9056 or by sending an email request to connect@soundincomestrategies.com.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Equity Dividend Income ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Material Change Description [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Net Assets	$ 28,705
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$28,705
Number of Holdings	36
Portfolio Turnover	8%

Holdings [Text Block]

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
LyondellBasell Industries NV - Class A	4.72
ONEOK, Inc.	4.64
TotalEnergies SE - ADR	4.19
Omnicom Group, Inc.	4.01
Patterson Companies Inc.	3.97
AT&T, Inc.	3.88
Greif, Inc. - Class B	3.82
Enbridge, Inc.	3.82
GSK PLC - ADR	3.81
Citigroup, Inc.	3.56